SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Income tax percentage					21.00%	21.00%
Income tax (expense) benefit	$ (1,716)	$ 213	$ (131,037)	$ (55,250)	$ (54,977)	$ (113,415)
UNITED STATES
Loss before Income taxes					(2,658,087)	(2,025,947)
Taxes under statutory US tax rates					(558,198)	(425,449)
Increase (decrease) in valuation allowance					339,334	1,146,001
Prior period adjustment						(1,063,710)
Foreign tax rate differential					(64,349)	(51,169)
Income tax rate change					272,008	392,767
Other					11,205	1,559
Income tax (expense) benefit